Cash and balances with central banks (Tables)	12 Months Ended
Dec. 31, 2018
Cash and balances with central banks [abstract]
Summary of Cash and Balances with Central Banks
2.1.2 Notes to the Consolidated statement of financial position

Assets
2 Cash and balances with central banks

Cash and balances with central banks
	2018	2017
Amounts held at central banks	47,655	19,687
Cash and bank balances	2,333	2,302
	49,987	21,989